Consolidated Statements of Convertible Preferred Stock and Stockholders' Deficit - USD ($) $ in Thousands		Preferred Stock [Member] Founders Convertible Preferred Stock [Member]		Preferred Stock [Member] Series A1 Preferred Stock [Member]		Preferred Stock [Member] Series A2 Preferred Stock [Member]		Common Stock [Member]		Additional Paid-in Capital [Member]		AOCI Attributable to Parent [Member]		Retained Earnings [Member]		Total
Balance, value at Dec. 31, 2021	[1]	$ 1,354		$ 3,721		$ 3,926		$ 2		$ 13,316		$ (1)		$ (44,929)		$ (31,612)
Balance, shares at Dec. 31, 2021	[1]	4,329,816		1,734,209		952,242		8,294,816
Issuance of common stock in lieu of cash per settlement agreement , shares																109,739
Exercise of common stock options										114						$ 114
Exercise of common stock options, shares								109,739
Stock-based compensation										4,522						4,522
Issuance of restricted stock units for liability settlement
Foreign currency translation adjustments												(13)				(13)
Net loss														(25,427)		(25,427)
Issuance of preferred stock upon conversion of related party convertible notes payable		0		$ 150		$ 450		0		0		0		0		0
Issuance of preferred stock upon conversion of related party convertible notes payable, shares				62,436		107,032
Issuance of common stock in lieu of cash for services										205						205
Issuance of common stock in lieu of cash for services, shares								57,857
Issuance of common stock in lieu of cash per settlement agreement										1,621						1,621
Issuance of common stock in lieu of cash per settlement agreement, shares								105,137
Issuance of common stock in lieu of cash interest for term notes payable										150						150
Issuance of common stock in lieu of cash interest for term notes payable, shares								16,175
Balance, value at Dec. 31, 2022		$ 1,354	[1]	$ 3,871	[1]	$ 4,376	[1]	$ 2	[1]	19,928	[1]	(14)	[1]	(70,356)	[1]	(50,440)	[2]
Balance, shares at Dec. 31, 2022	[1]	4,329,816		1,796,645		1,059,274		8,583,724
Conversion of preferred stock into common stock		$ (1,354)		$ (3,871)		$ (4,376)				9,601						9,601
Conversion of preferred stock into common stock , shares		(4,329,816)		(1,796,645)		(1,059,274)		7,185,734
Issuance of common stock with term notes as interest paid in kind and other										272						272
Issuance of common stock with term notes as interest paid in kind and other , shares								42,822
Issuance of common stock in lieu of cash per settlement agreement										11						$ 11
Issuance of common stock in lieu of cash per settlement agreement , shares								1,546								7,185,734
Exercise of common stock options										281						$ 281
Exercise of common stock options, shares								197,711								197,711
Series B financing costs										2,680						$ 2,680
Issuance of common stock for Calidi debt settlement in connection with Merger										2,234						2,234
Issuance of common stock for Calidi debt settlement in connection with merger , shares								387,820
Issuance of common stock for deferred compensation settlement in connection with Merger										333						333
Issuance of common stock for deferred compensation settlement in connection with merger ,shares								46,826
Issuance of common stock to Calidi stockholders as result of Merger								$ 2		56,099						56,101
Issuance of common stock to Calidi stockholders as result of Merger, shares								16,769,236
Issuance of common stock to Non-Redemption and PIPE Agreement Investor in connection with Merger										2,763						2,763
Issuance of common stock to Non-Redemption and PIPE Agreement Investor in connection with merger ,shares								1,306,811
Issuance of common stock under Forward Purchase Agreement in connection with Merger										4,520						4,520
Issuance of common stock under Forward Purchase Agreement in connection with merger, shares								1,000,000
Issuance of warrants for deferred compensation settlement in connection with Merger										705						705
Assumed liabilities from Merger										(6,831)						(6,831)
Assumed warrant liability from Merger										(3,389)						(3,389)
Financing fees in connection with Merger										(2,708)						(2,708)
Stock-based compensation										4,809						4,809
Issuance of restricted stock units for liability settlement										72						72
Foreign currency translation adjustments												(33)				(33)
Net loss														(29,216)		(29,216)
Balance, value at Dec. 31, 2023								$ 4		$ 91,380		$ (47)		$ (99,572)		$ (8,235)	[2]
Balance, shares at Dec. 31, 2023	[1]							35,522,230

[1]	Retroactively restated for the reverse recapitalization as described in Note 3.
[2]	Retroactively restated for the reverse recapitalization as described in Note 3.